Schedule of major customer information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 6,622,770	$ 10,171,716	$ 15,536,855
Customer A [member]
IfrsStatementLineItems [Line Items]
Revenue	3,298,300	$ 10,171,716	9,654,223
Customer B [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 3,324,470
Customer C [member]
IfrsStatementLineItems [Line Items]
Revenue			3,481,345
Customer D [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 2,401,287